EQUITY BASED COMPENSATION - Summary of Share Based Compensation Arrangements by Share Based Payment Award (Detail) - Share-based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding balances at beginning | shares	4,089,561
Granted | shares	80,220
Exericse of stock options ,Shares | shares	(5,729)
Forfeited or expired | shares	(80,208)
Outstanding balances at end | shares	4,083,844
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number | shares	2,989,081
Outstanding balances at beginning | $ / shares	$ 25.55
Granted | $ / shares	21.73
Exercised | $ / shares	24
Forfeited or expired | $ / shares	24.61
Outstanding balances at end | $ / shares	25.49
Vested and exercisable | $ / shares	$ 24.81